Short-term borrowings (Details) ¥ in Millions	Sep. 30, 2025 CNY (¥) loan tranche	Jul. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Hong Kong Branch of Zheshang Bank
Short and Long-term borrowings
Contract to company borrows	¥ 1,436		¥ 720
Debt interest rate	2.40%		4.40%
Number of loan contracts | loan	2
Number of tranches of loan | tranche	2
Loan From Macao Development Bank | Qufenqi (HK) Limited ("Qufenqi HK")
Short and Long-term borrowings
Contract to company borrows		¥ 140
Debt interest rate		3.00%
Percentage of financing fee		0.50%
Loan From Hong Kong Branch of Zheshang Bank, Tranche One
Short and Long-term borrowings
Contract to company borrows	¥ 720
Loan From Hong Kong Branch of Zheshang Bank, Tranche Two
Short and Long-term borrowings
Contract to company borrows	¥ 716